Inventories (Tables)	3 Months Ended
Nov. 30, 2024
Notes and other explanatory information [abstract]
Schedule of inventory

	November 30, 2024	August 31, 2024
Ore stockpile	$4,491	$4,533
Gold in circuit	836	837
Gold doré	37	55
Total precious metals inventories	5,364	5,425
Supplies	1,170	824
Total inventories	$6,534	$6,249